One Bush Street Suite 1600 San Francisco, CA 94104-4446 +1 415 262 4500 Main +1 415 262 4555 Fax www.dechert.com
MICHELLE WONG michelle.wong@dechert.com +1 415 262 4544 Direct +1 415 262 4555 Fax

December 20, 2019

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 778

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 778 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 779 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of receiving the Securities and Exchange Commission’s review of disclosure related to changes to the principal investment strategies and certain principal risks of the Goldman Sachs China Equity Fund (formerly, the Goldman Sachs Asia Equity Fund) and the Goldman Sachs Imprint Emerging Markets Opportunities Fund (formerly, the Goldman Sachs N-11 Equity Fund), which could be construed as material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 415.262.4544.

Sincerely,

/s/ Michelle Wong
Michelle Wong